Note 12 - Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Bilboes Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2023	–	7,844	5,626	3,723	294	27	65	17,579
Acquisition costs:
- Bilboes Gold	73,198	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	1,618
Exploration costs:
- Consumables and drilling	–	903	102	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	488
- Power	–	–	7	–	–	–	–	7
- Other	375	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	3,723	294	27	65	94,272
Decommissioning asset estimation adjustment*	–	(899)	–	–	–	–	–	(899)
Exploration costs:
- Consumables and drilling	–	1,266	19	–	–	–	–	1,285
- Contractor	–	14	5	–	–	–	–	19
- Labour	–	421	–	51	–	–	–	472
- Power	–	2	3	–	–	–	–	5
- Other	609	67	–	–	–	–	–	676
Balance at September 30, 2024	74,182	11,463	6,025	3,774	294	27	65	95,830